Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Diluted Income (Loss) per Share
The following were excluded from the diluted loss per share calculation for the periods presented because their effect would be anti-dilutive:

	As of March 31,
	2024	2023
Outstanding stock options	303,133	134,283
Preferred stock	28,190	28,190
Outstanding warrants	142,733	142,733

Total	474,056	305,206

The following were excluded from the diluted loss per share calculation for the periods presented because their effect would be anti-dilutive:

	For the Year Ended December 31,
	2023	2022
Outstanding stock options	140,109	78,334
Preferred stock	28,190	28,190
Outstanding warrants	142,733	142,758

Total	311,032	249,282